PRC CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2012
PRC CONTRIBUTION PLAN
19.	PRC CONTRIBUTION PLAN

The Group’s full time employees in the PRC participate in a government-mandated defined contribution plan pursuant to which certain medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labour regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total contribution for such employee benefits for the years ended December 31, 2010, 2011 and 2012 were US$1,607, US$2,575 and US$3,398, respectively.